Investment Securities - Schedule of Amortized Cost and Fair Value by Contractual Maturity of Investment Securities HTM and AFS (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Investment Securities HTM, Fair Value
Total	$ 2,419,349	$ 2,524,525
Investment Securities AFS, Amortized Cost
Amortized Cost	7,662,541	8,079,918
Investment Securities AFS, Fair Value
Total	7,411,072	7,551,018
Mortgage-backed securities issued by U.S. Government sponsored enterprises
Investment Securities HTM, Amortized Cost
Within One Year	0
1 to 5 Years	0
5 to 10 Years	0
More Than 10 Years	2,409,184
Total	2,409,184
Investment Securities HTM, Fair Value
Within One Year	0
1 to 5 Years	0
5 to 10 Years	0
More Than 10 Years	2,419,349
Total	2,419,349	2,524,525
Investment Securities AFS, Amortized Cost
Within One Year	0
1 to 5 Years	0
5 to 10 Years	0
More Than 10 Years	2,113,876
Amortized Cost	2,113,876	2,294,700
Investment Securities AFS, Fair Value
Within One Year	0
1 to 5 Years	0
5 to 10 Years	0
More Than 10 Years	1,961,794
Total	1,961,794	2,034,035
U.S. Treasury securities
Investment Securities AFS, Amortized Cost
Within One Year	212,355
1 to 5 Years	961,112
5 to 10 Years	0
More Than 10 Years	0
Amortized Cost	1,173,467	1,214,363
Investment Securities AFS, Fair Value
Within One Year	213,400
1 to 5 Years	981,707
5 to 10 Years	0
More Than 10 Years	0
Total	1,195,107	1,212,742
Mortgage-backed securities issued by U.S. Government agencies
Investment Securities AFS, Amortized Cost
Within One Year	0
1 to 5 Years	0
5 to 10 Years	0
More Than 10 Years	1,456,102
Amortized Cost	1,456,102	1,583,331
Investment Securities AFS, Fair Value
Within One Year	0
1 to 5 Years	0
5 to 10 Years	0
More Than 10 Years	1,387,953
Total	1,387,953	1,462,790
Collateralized mortgage obligations issued by U.S. Government agencies or sponsored enterprises
Investment Securities AFS, Amortized Cost
Within One Year	0
1 to 5 Years	0
5 to 10 Years	6,847
More Than 10 Years	580,007
Amortized Cost	586,854	657,453
Investment Securities AFS, Fair Value
Within One Year	0
1 to 5 Years	0
5 to 10 Years	6,771
More Than 10 Years	499,876
Total	506,647	550,201
Commercial mortgage-backed securities issued by U.S. Government agencies or sponsored enterprises
Investment Securities AFS, Amortized Cost
Within One Year	50,107
1 to 5 Years	1,743,343
5 to 10 Years	522,173
More Than 10 Years	16,619
Amortized Cost	2,332,242	2,290,968
Investment Securities AFS, Fair Value
Within One Year	49,270
1 to 5 Years	1,768,233
5 to 10 Years	527,523
More Than 10 Years	14,545
Total	$ 2,359,571	$ 2,253,116